UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               ---------------------------------

Check here if Amendment |_|; Amendment Number:
                                               -----------

 This Amendment (Check only one.):          |_| is a restatement.
                                            |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:       DAFNA Capital Management, LLC
           -------------------------------------------------
Address:   10990 Wilshire Boulevard, Suite 1400
           -------------------------------------------------
           Los Angeles, CA 90024
           -------------------------------------------------

           -------------------------------------------------

Form 13F File Number:  28 -  12327
                             --------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Mandana Hedayat, CFA
             -----------------------------------------------
Title:       CCO
             -----------------------------------------------
Phone:       (310) 724-5800
             -----------------------------------------------

Signature, Place, and Date of Signing:


      Mandana Hedayat            Los Angeles, CA              11/08/2007
-------------------------  ----------------------------   --------------------
        [Signature]               [City, State]                 [Date]

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]
 Form 13F File Number         Name

28 -
     ----------------------   ---------------------------------------
 [Repeat as necessary.]



                     Persons  who  respond  to  the  collection  of  information
SEC 1685 (3-01)      contained in this form are not  required to respond  unless the form displays a currently valid OMB control number.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       1
                                         ---------------------

Form 13F Information Table Entry Total:  30
                                         ---------------------

Form 13F Information Table Value Total:  96,399
                                         ---------------------
                                             (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

       No.        Form 13F File Number          Name

       1          28 - 12328                    Nathan Fischel
       --------        ---------------------    --------------------------------
       [Repeat as necessary.]

--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
          Column 1                 Column   Column    Column           Column         Column    Column            Column 8
                                      2        3         4                5              6         7
--------------------------------- -------- ---------- -------- --------------------- ------------------- -------------------------
                                                                                                              Voting Authority
--------------------------------- -------- ---------- -------- --------------------- ---------- -------- -------------------------
                                   TITLE
                                    OF                 VALUE      SHRS OR  SH/  PUT/ INVESTMENT  OTHER     SOLE    SHARED   NONE
      NAME OF ISSUER               CLASS     CUSIP    (x$1000)    PRN AMT  PRN  CALL DISCRETION MANAGERS
--------------------------------- -------- ---------- -------- ----------- ---- ---- ---------- -------- --------- ------- -------

ALLOS THERAPEUTICS INC            COM      019777101       806    169,659  SH        Sole                  169,659

ALTUS PHARMACEUTICALS INC         COM      02216N105       763     72,744  SH        Sole                   72,744

ARQULE INC                        COM      04269E107     2,518    353,189  SH        Sole                  353,189

ARRAY BIOPHARMA INC               COM      04269X105     3,450    307,200  SH        Sole                  307,200

AVALON PHARMA INC                 COM      05346P106       570    100,000  SH        Sole                  100,000

BIODEL INC                        COM      09064M105     6,422    376,878  SH        Sole                  376,878

CARDIOME PHARMA CORP              COM      14159U202     3,677    389,461  SH        Sole                  389,461

CELGENE CORP                      COM      151020104     3,566     50,000  SH   CALL Sole                   50,000

CORTEX PHARMACEUTICALS INC        COM      220524300       418    250,000  SH        Sole                  250,000

CYTOKINETICS INC                  COM      23282W100     4,276    835,189  SH        Sole                  835,189

GERON CORP                        COM      374163103     1,581    216,000  SH        Sole                  216,000

GILEAD SCIENCES INC               COM      375558103     3,521     86,140  SH        Sole                   86,140

IDM PHARMA INC                    COM      449394105       522    341,478  SH        Sole                  341,478

INDEVUS PHARMACEUTICALS INC       COM      454072109     2,447    354,100  SH        Sole                  354,100

INTERMUNE PHARMACEUTICALS INC     COM      45884X103     4,798    250,800  SH        Sole                  250,800

INTROGEN THERAPEUTICS INC         COM      46119F107     1,397    335,016  SH        Sole                  335,016

ISIS PHARMACEUTICALS INC          COM      464330109    17,677  1,180,827  SH        Sole                1,180,827

MONOGRAM BIOSCIENCES INC          COM      60975U108     2,402  1,679,911  SH        Sole                1,679,911

NEURO HITECH PHARMECEUTICALS INC  COM      641244108       258     48,780  SH        Sole                   48,780

NEUROGEN CORP                     COM      64124E106       163     36,800  SH        Sole                   36,800

PONIARD PHARMACEUTICALS INC       COM      732449301       284     50,000  SH        Sole                   50,000

POZEN INC                         COM      73941U102     6,238    564,000  SH        Sole                  564,000

RIGEL PHARMACEUTICALS INC         COM      766559603     1,314    139,300  SH        Sole                  139,300

SAVIENT PHARMACEUTICALS           COM      80517Q100     9,806    673,951  SH        Sole                  673,951

SEATTLE GENETICS INC              COM      812578102     2,528    224,947  SH        Sole                  224,947

SGX PHARMACEUTICALS INC           COM      78423C108       576     93,727  SH        Sole                   93,727

SOMAXON PHARMACEUTICALS INC       COM      834453102     4,786    470,593  SH        Sole                  470,593

TORREYPINES THERAPEUTICS INC      COM      89235K105     1,531    253,115  SH        Sole                  253,115

UNITED THERAPEUTICS CORP DEL      COM      91307C102     6,621     99,500  SH        Sole                   99,500

VANDA PHARMACEUTICALS INC         COM      921659108     1,483    106,600  SH        Sole                  106,600